Business Combinations - Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Thousands	Jan. 31, 2022	Apr. 01, 2021
Alithya IT Services Inc.
Disclosure of detailed information about business combination [line items]
Cash		$ 577
Accounts receivable and other receivables		9,985
Unbilled revenues		7,169
Prepaids		91
Current assets		17,822
Tax credits receivable		2,053
Property and equipment		2,207
Right-of-use assets		2,982
Intangibles		52,777
Deferred tax assets		763
Goodwill		42,491
Total assets acquired		121,095
Accounts payable and accrued liabilities		15,069
Income taxes payable		155
Deferred revenues		125
Current portion of lease liabilities		592
Current portion of long-term debt		8,887
Current liabilities		24,828
Lease liabilities		3,620
Deferred tax liabilities		11,084
Total liabilities assumed		39,532
Net assets acquired		$ 81,563
Vitalyst, LLC
Disclosure of detailed information about business combination [line items]
Cash	$ 1,116
Accounts receivable and other receivables	6,301
Unbilled revenues	1,101
Prepaids	1,403
Current assets	9,921
Other assets	157
Property and equipment	583
Right-of-use assets	3,975
Intangibles	26,323
Goodwill	31,498
Total assets acquired	72,457
Accounts payable and accrued liabilities	5,237
Deferred revenues	7,936
Current portion of lease liabilities	1,007
Current portion of long-term debt	38,584
Current liabilities	52,764
Lease liabilities	3,273
Total liabilities assumed	56,037
Net assets acquired	$ 16,420